Income Taxes - Schedule of Pretax Loss from Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
US loss before income taxes	$ (132,585)	$ (56,439)
Foreign income before income taxes	7,745	1,901
Loss before income taxes	$ (124,840)	$ (54,538)